Fair Value Measurements And Financial Instruments (Narrative) (Details)	12 Months Ended				3 Months Ended	12 Months Ended							12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Mar. 31, 2009 Shares Subject To Prepaid Forward Agreement [Member]	Mar. 31, 2009 Forward Contracts [Member] USD ($)	Dec. 31, 2011 Euro Denominated Debt [Member] USD ($)	Dec. 31, 2011 Euro Denominated Debt [Member] EUR (€)	Mar. 31, 2010 Shares Subject To Delivery To Terminate Prepaid Forward Agreement [Member] Forward Contracts [Member]	Dec. 31, 2009 Shares Subject To Delivery To Terminate Prepaid Forward Agreement [Member] Forward Contracts [Member]	Dec. 31, 2010 Forward Interest Rate Swaps [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] USD ($)	Dec. 31, 2010 Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Cross Currency Swap [Member] USD ($)	Dec. 31, 2010 Cross Currency Swap [Member] USD ($)
Derivatives, Fair Value [Line Items]
Interest rate fair value hedge liability at fair value										$ 100,000,000	$ 600,000,000	$ 300,000,000
Notional amount of interest rate fair value hedge derivatives										1,400,000,000	7,000,000,000
Proceeds from other debt													2,400,000,000
Repayments of debt	11,805,000,000	8,136,000,000	19,260,000,000			900,000,000	700,000,000
Stated interest rate on debt instrument						7.625%	7.625%
Fair value of cross currency swaps designated as cash flow hedges	100,000,000	100,000,000
Other comprehensive income, unrealized gain (loss) on derivatives arising during period, before tax														(200,000,000)
Number of common stock shares, in millions, subject to delivery in connection with termination of prepaid forward agreement	2,967,610,119	2,967,610,119		14,000,000				9,000,000	5,000,000
Cost of Verizon shares for which prepaid forward agreements were negotiated					$ 400,000,000